Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Mar. 31, 2014
Condensed Consolidated Balance Sheets
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	450,000,000	450,000,000
Common stock, shares issued	57,783,494	48,365,012
Common stock, shares outstanding	57,783,494	48,365,012